UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for Calendar Year or Quarter Ended December 31, 2010

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):        [ ] is a restatement
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
                       Name:              Zevin Asset Management, Inc.
                       Address:           50 Congress Street
                                          Suite 1040
                                          Boston, MA  02109
                       13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:                  Robert Brooke Zevin
Title:                 President
Phone:                 617-742-6666
Signature,             Place,             Date of Signing:
Robert Brooke Zevin    Boston MA         February 11, 2011
Report Type (Check only one.):
                       [X]   13F HOLDINGS REPORT.
                       [ ]   13F NOTICE.
                       [ ]   13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:        0
Form 13F Information Table Entry Total:   90
Form 13F Information Table Value Total:   224151

List of Other Included Managers:


No. 13F File Number                       Name





                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Aston River RD Divident All Ca MF                              143 13343.3610SH      SOLE               13343.3610
CRA Qualified Investment       MF                              127 11836.0360SH      SOLE               11836.0360
John Hancock Strategic Inc     MF                               77 11471.0330SH      SOLE               11471.0330
Oppenheimer Intl Bond Fund     MF                              144 22023.7820SH      SOLE               22023.7820
Pimco Total Return Fund        MF                              132 12139.2280SH      SOLE               12139.2280
Selected Amer Shares Inc       MF                              272 6556.0690SH       SOLE                6556.0690
3M Co.                         COM              88579Y101     1498    17357 SH       SOLE                    17357
AT&T Inc                       COM              00206R102     8062   274393 SH       SOLE                   274393
Abbott Labs                    COM              002824100      523    10919 SH       SOLE                    10919
Acer Inc. London GDR           COM              004434205      258    17187 SH       SOLE                    17187
Acergy                         COM              00443E104     3490   143269 SH       SOLE                   143269
Aflac Inc.                     COM              001055102     4121    73021 SH       SOLE                    73021
Amgen Inc Com                  COM              031162100      247     4500 SH       SOLE                     4500
Analog Devices Inc             COM              032654105     2818    74810 SH       SOLE                    74810
Apache Corp                    COM              037411105      240     2012 SH       SOLE                     2012
Apple Computer Inc.            COM              037833100     7400    22940 SH       SOLE                    22940
Aust&NZ Bank sedol 6065586AU   COM                            2645   110495 SH       SOLE                   110495
Automatic Data Processing      COM              053015103     1742    37637 SH       SOLE                    37637
BHP Billiton                   COM              088606108      226     2430 SH       SOLE                     2430
BP PLC          SPON ADR       COM              055622104      731    16542 SH       SOLE                    16542
Banco Santander Brasil ADR     COM              05967a107     1874   137760 SH       SOLE                   137760
Bemis Co. Inc.                 COM              081437105     2804    85850 SH       SOLE                    85850
Berkshire Hathaway -B          COM              084670702      441     5510 SH       SOLE                     5510
CPFL Energia SA ADR            COM              126153105     2640    34375 SH       SOLE                    34375
Cameron Intl.                  COM              13342B105      619    12210 SH       SOLE                    12210
Canon Inc.                     COM              138006309     7934   154535 SH       SOLE                   154535
Celgene Corp                   COM              151020104     3076    52005 SH       SOLE                    52005
Chevron Corp                   COM              166764100      891     9762 SH       SOLE                     9762
China Railway Construction Com COM              y1508p110       16    13000 SH       SOLE                    13000
Clorox Company                 COM              189054109     3218    50858 SH       SOLE                    50858
Coca Cola Co Com               COM              191216100      280     4256 SH       SOLE                     4256
Colgate-Palmolive Co           COM              194162103     5323    66225 SH       SOLE                    66225
Companhia Energetica (CEMIG)   COM              204409601     2740   165185 SH       SOLE                   165185
Copa Holdings SA               COM              p31076105     2356    40045 SH       SOLE                    40045
Ctrip.com International Ltd.   COM                            2849    70430 SH       SOLE                    70430
Darden Restaurants Inc         COM              237194105     4255    91625 SH       SOLE                    91625
Dollar Tree                    COM                            2545    45390 SH       SOLE                    45390
Du Pont IE De Nours            COM              263534109      919    18434 SH       SOLE                    18434
Ecolabs Inc.                   COM              278865100     2122    42080 SH       SOLE                    42080
Emerson Elec Co Com            COM              291011104     5099    89190 SH       SOLE                    89190
Exxon Mobil                    COM              30231g102     2100    28719 SH       SOLE                    28719
Fanuc Ltd                      COM              J13440102     6381    41500 SH       SOLE                    41500
Franklin Resources Inc         COM              354613101     1894    17030 SH       SOLE                    17030
General Mills Inc.             COM              370334104      387    10870 SH       SOLE                    10870
Google Inc                     COM              38259p508     8652    14567 SH       SOLE                    14567
Grainger WW Inc.               COM              384802104      634     4591 SH       SOLE                     4591
Greif Inc Cl A                 COM              397624107     2709    43765 SH       SOLE                    43765
Hewlett-Packard                COM              428236103     3844    91300 SH       SOLE                    91300
Hubbell Inc Class B            COM              443510201     4426    73610 SH       SOLE                    73610
Intl Business Machines         COM              459200101    12914    87992 SH       SOLE                    87992
Johnson & Johnson              COM              478160104     3200    51744 SH       SOLE                    51744
Johnson Matthey PLC            COM              g51604109     3058    95835 SH       SOLE                    95835
KPN NA Koninklijke KPN NV sedo COM                            2731   186400 SH       SOLE                   186400
Kellogg Company                COM              487836108      202     3950 SH       SOLE                     3950
Koninklijke KPN NV ADR         COM                             583    39780 SH       SOLE                    39780
Koninklijke Philips Electronic COM              500472303     5127   167005 SH       SOLE                   167005
McDonald's Corp                COM              580135101      807    10517 SH       SOLE                    10517
Merck & Co                     COM              58933y105      337     9350 SH       SOLE                     9350
Microsoft Corp                 COM              594918104      273     9796 SH       SOLE                     9796
Nalco Holding Co.              COM                            1826    57160 SH       SOLE                    57160
Nestle S A Adr    F            COM              641069406      226     3846 SH       SOLE                     3846
Novo Nordisk Denmark           COM              k7314nl52     5157    45545 SH       SOLE                    45545
Novo-Nordisk A S Adr  F        COM              670100205      623     5535 SH       SOLE                     5535
Novozymes A/S Ser B            COM              k7317j117     2858    20600 SH       SOLE                    20600
Oracle Group                   COM              68389X105     8741   279269 SH       SOLE                   279269
Owens Corning                  COM              690742101     1674    53735 SH       SOLE                    53735
Pepsico Inc.                   COM              713448108      426     6517 SH       SOLE                     6517
Perusahann Perseroan Telekom   COM              715684106     1257    35270 SH       SOLE                    35270
Pfizer Inc.                    COM              717081103      561    32065 SH       SOLE                    32065
Praxair Inc                    COM              74005P104     7658    80215 SH       SOLE                    80215
Proctor & Gamble               COM              742718109     1247    19381 SH       SOLE                    19381
Rock-Tenn Company              COM              772739207     1876    34765 SH       SOLE                    34765
Sealed Air Corp                COM              81211k100     3040   119450 SH       SOLE                   119450
Sigma Aldrich Corp             COM              826552101      442     6647 SH       SOLE                     6647
Sinopharm Group Hong Kong      COM                            1895   543700 SH       SOLE                   543700
Stryker Corp                   COM              863667101      333     6195 SH       SOLE                     6195
Sysco Corp Com                 COM              871829107      389    13242 SH       SOLE                    13242
Telefonica SA                  COM              879382208     5580    81555 SH       SOLE                    81555
Teva Pharmaceuticals           COM              881624209      230     4420 SH       SOLE                     4420
The TJX Companies              COM                            4982   112235 SH       SOLE                   112235
Tiffany & Co.                  COM              886547108      467     7500 SH       SOLE                     7500
Truworths International Ltd    COM              x8793h130     3646   336635 SH       SOLE                   336635
Unilever NV   F                COM              904784709     1009    32130 SH       SOLE                    32130
Varian Med Sys Inc             COM                             208     3000 SH       SOLE                     3000
Vodafone PLC   F               COM              92857W209     6946   262710 SH       SOLE                   262710
Volkswagen AG Preferred - Germ COM              d94523103     4467    27320 SH       SOLE                    27320
Westpac Banking Corp ADR       COM                             247     2160 SH       SOLE                     2160
Westpac Banking Corp sedol 607 COM                            5879   255105 SH       SOLE                   255105
Wolverine Worldwide            COM              978097103     3103    97330 SH       SOLE                    97330
Japanese Yen                                                     4    20060 SH       SOLE                    20060